ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity [Line Items]
Schedule of company's subsidiaries and VIE's

	Date of		Percentage
	incorporation/	Place of	of legal
Name	acquisition	incorporation	ownership

Intermediate Holding Company:

Broad Cosmos Enterprises Ltd. (“Broad Cosmos”)	June 26, 2006	British Virgin Islands ("BVI")	100%

AirNet International Limited ("AirNet International")	July 14, 2007	BVI	100%

AirNet (China) Limited ("AN China")	August 5, 2005	Hong Kong	100%

Subsidiaries:

Blockchain Dynamics Limited	January 11, 2021	Hong Kong	100%

Energy Bytes Inc.	January 21, 2022	United States	100%

Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology")	September 19, 2005	the PRC	100%

Shenzhen Yuehang Information Technology Co., Ltd. ("Shenzhen Yuehang")	June 6, 2006	the PRC	100%

Xi’an Shengshi Dinghong Information Technology Co., Ltd. ("Xi’an Shengshi")	December 31, 2007	the PRC	100%

VIEs:

Beijing Linghang Shengshi Advertising Co., Ltd. ("Linghang Shengshi ")	August 7, 2005	the PRC	N/A

Wangfan Tianxia Network Technology Co., Ltd.(“Iwanfan”)	May 6, 2016	the PRC	N/A

Yuehang Sunshine Network Technology Group Co., Ltd. ("AirNet Online")	April 30, 2015	the PRC	N/A

VIEs’ subsidiaries:

Beijing Yuehang Digital Media Advertising Co., Ltd. ("Beijing Yuehang")	January 16, 2008	the PRC	N/A

Beijing AirNet Pictures Co., Ltd. ("AirNet Pictures")	September 13, 2007	the PRC	N/A

Wenzhou Yuehang Advertising Co., Ltd. ("Wenzhou Yuehang")	October 17, 2008	the PRC	N/A

Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	N/A

Guangzhou Meizheng Online Network Technology Co., Ltd. ("Guangzhou Meizheng")	May 17, 2013	the PRC	N/A

Air Esurfing Information Technology Co., Ltd. ("Air Esurfing")	September 25, 2013	the PRC	N/A

Wangfan Linghang Mobile Network Technology Co., Ltd. ("Linghang")	April 23, 2015	the PRC	N/A

Beijing Wangfan Jiaming Pictures Co., Ltd. ("Wangfan Jiaming")	December 31, 2015	the PRC	N/A

Meizheng Network Information Technology Co., Ltd. (“Meizheng Network”)	August 8, 2016	the PRC	N/A

Beijing Wangfan Jiaming Advertising Co.,Ltd. ("Jiaming Advertising")	January 1, 2007	the PRC	N/A

Shandong Airmedia Cheweishi Network Technology Co., Ltd. (“Shangdong Cheweishi”)	July 21, 2016	the PRC	N/A

Dingsheng Ruizhi (Beijing) Investment Consulting Co., Ltd. (“Dingsheng Ruizhi”)	May 25, 2016	the PRC	N/A

Yuehang Zhongying E-commerce Co., Ltd. (“Zhongying”)	May 17, 2018	the PRC	N/A

Beijing Airport United Culture Media Co., Ltd. (“Airport United”)	June 19, 2018	the PRC	N/A

Yuehang Sunshine (Beijing) Asset Management Co., Ltd. (“Yuehang Asset”)	January 18, 2019	the PRC	N/A

Air Joy Media Private Limited (“Air Joy”)	November 15, 2019	Singapore	N/A

Schedule of VIE's income statement amounts

	For the years ended December 31,
	2019	2020	2021

Net revenues	$26,022	$23,434	$9,075
Net (loss) income	(30,972)	7,672	(15,726)
Net cash used in operating activities	(14,813)	(5,681)	(5,230)
Net cash provided by investing activities	4,440	352	—
Net cash (used in) provided by financing activities	(4,323)	19,164	(9,433)

AirNet's VIEs [Member]
Variable Interest Entity [Line Items]
Schedule of VIE's balance sheet amounts

1.ORGANIZATION AND PRINCIPAL ACTIVITIES – continued

The VIE arrangements - continued

The following financial statement information for AirNet’s VIEs were included in the accompanying consolidated financial statements, presented net of intercompany eliminations, as of and for the years ended December 31:

	As of December 31,
	2020	2021

Total current assets	$55,850	$29,093
Total non-current assets	56,292	53,744

Total assets	112,142	82,837

Total current liabilities	107,221	350,652
Total non-current liabilities	2,608	13

Total liabilities	$109,829	$350,665